Schedule of Assumptions in Biological Assets (Details)		12 Months Ended
		Dec. 31, 2025 T ₪ / shares	Dec. 31, 2024 T ₪ / shares
Net growing area (in thousands of square meters)		10.5	10.5
Estimated net yield as of the reporting date (tons) | T	[1]	0.2	1.8
Estimated net selling price (NIS per gram) | ₪ / shares	[2]	₪ 15.7	₪ 16.8
Estimated growing cycle length (in weeks) (4)	[3]	91 days	91 days
Estimated growing cycle completion rate (in percent)	[4]	2	23
Proportion of plants which do not reach the harvesting stage	[5]	3	3

[1]	According to the number of seedlings as of the end of the reporting period
[2]	According to the price range of the Company’s existing products as of the end of the reporting period
[3]	In accordance with the Company’s experience, and according to the strains which exist as of the reporting date
[4]	By planting date vs. growing cycle length
[5]	According to the final product net weight